UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23270

Blackstone / GSO Floating Rate Enhanced Income Fund

(exact name of Registrant as specified in charter)

345 Park Avenue, 31st Floor

New York, New York 10154

(Address of principal executive offices) (Zip code)

(Name and address of agent for service)

Marisa Beeney

345 Park Avenue, 31st Floor

New York, New York 10154

Registrant’s telephone number, including area code: (212) 503-2100

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

Item 1. Schedule of Investments.

	Principal
	Amount	Value

FLOATING RATE LOAN INTERESTS(a) - 133.17%
Aerospace & Defense - 1.48%
DAE Aviation Holdings, Inc. Series Initial, 1M US L + 3.75%, 07/07/2022	$2,686,118	$2,661,352
Transdigm, Inc. Series New Tranche G, 1M US L + 2.50%, 08/22/2024	1,585,990	1,501,314
Vectra Co. Series Initial, 1M US L + 3.25%, 03/08/2025	892,530	850,697
		5,013,363

Air Transport - 1.28%
Air Medical Group Holdings, Inc. Series 2018 New, 1M US L + 4.25%, 03/14/2025(b)	3,178,459	2,969,586
American Airlines, Inc.:
Series 2017 Replacement (New), 1M US L + 2.00%, 10/10/2021	376,513	366,776
Series 2018 Replacement, 1M US L + 1.75%, 06/27/2025	300,000	282,000
Atlantic Aviation FBO, Inc. Series B, 1M US L + 3.75%, 12/06/2025	706,522	702,106
		4,320,468

Automotive - 0.85%
CH Hold Corp. Series Initial, 1M US L + 3.00%, 02/01/2024	2,882,808	2,858,794

Brokers, Dealers & Investment Houses - 2.89%
Advisor Group, Inc. Series Initial, 3M US L + 3.75%, 08/15/2025	2,294,250	2,259,836
AssetMark Financial Holdings, Inc. Series Initial, 3M US L + 3.50%, 11/14/2025	1,481,481	1,461,111
Deerfield Dakota Holding LLC Series Initial, 3M US L + 3.25%, 02/13/2025	1,852,147	1,758,771
Edelman Financial Center LLC:
Series Initial, 3M US L + 3.25%, 07/21/2025	2,515,723	2,431,258
Series Initial, 3M US L + 6.75%, 06/26/2026(c)	384,615	367,307
Newport Group Holdings II, Inc. Series Initial, 3M US L + 3.75%, 09/12/2025	1,496,250	1,477,547
		9,755,830

Building & Development - 5.72%
American Bath Group LLC Series 2018 Replacement, 3M US L + 4.25%, 09/30/2023(c)	1,243,734	1,206,422
Builders FirstSource, Inc. Series Refinancing, 3M US L + 3.00%, 02/29/2024	1,264,057	1,190,021
CHI Doors Holdings Corp. Series Initial, 1M US L + 3.25%, 07/29/2022	3,092,378	3,001,539
CPG International LLC Series New, 3M US L + 3.75%, 05/05/2024	498,734	480,032
DiversiTech Holdings, Inc. Series Tranche B-1, 3M US L + 3.00%, 06/03/2024	1,157,064	1,099,755
Forest City Enterprises LP Series Initial, 3M US L + 4.00%, 12/08/2025	1,415,909	1,386,409
HD Supply Waterworks, Ltd. Series Initial, 3M US L + 3.00%, 08/01/2024	2,593,451	2,513,495
Henry Holdings, Inc. Series Initial, 1M US L + 4.00%, 10/05/2023	742,424	721,388
Hillman Group, Inc. Series Initial, 3M US L + 3.50%, 05/30/2025	1,642,997	1,564,954
LBM Borrower LLC Series Tranche C, 2M US L + 3.75%, 08/19/2022	765,694	716,881
Ply Gem Midco, Inc. Series Initial, 3M US L + 3.75%, 04/12/2025(c)	2,202,826	2,015,586
Siteone Landscape Supply LLC Series Tranche E, 1M US L + 2.75%, 10/29/2024	1,173,883	1,147,471
SRS Distribution, Inc. Series Initial, 2M US L + 3.25%, 05/23/2025	1,269,545	1,188,021
USS Ultimate Holdings, Inc. Series Initial, 1M US L + 3.75%, 08/25/2024	1,103,870	1,077,190
		19,309,164

Business Equipment & Services - 17.29%
Access CIG LLC:
Series B, 1M US L + 3.75%, 02/27/2025	1,938,335	1,888,675
Series Initial, 1M US L + 7.75%, 02/27/2026	909,091	900,759
Allied Universal Holdco LLC:
Series Incremental, 1M US L + 4.25%, 07/28/2022	1,563,830	1,497,367
Series Initial, 1M US L + 3.75%, 07/28/2022	1,339,297	1,274,341
AqGen Ascensus, Inc. Series Replacement, 2M US L + 3.50%, 12/03/2022	3,114,914	3,044,829
Autodata, Inc. Series Initial, 1M US L + 3.25%, 12/12/2024(c)	1,938,360	1,870,517
BMC Acquisition, Inc. Series Initial, 3M US L + 5.25%, 12/18/2024(c)	994,975	997,462
Capri Acquisitions BidCo, Ltd. Series Initial Dollar, 3M US L + 3.25%, 11/01/2024	2,686,419	2,558,814
Cast & Crew Payroll LLC Series 2017, 1M US L + 2.75%, 09/27/2024	992,462	987,346
DG Investment Intermediate Holdings 2, Inc.:
Series Initial, 1M US L + 3.00%, 02/03/2025	1,077,050	1,023,197
Series Initial, 3M US L + 6.75%, 02/01/2026(c)	850,000	811,750
Epicor Software Corp. Series B, 1M US L + 3.25%, 06/01/2022	1,725,753	1,655,428
Explorer Holdings, Inc. Series Initial, 3M US L + 3.75%, 05/02/2023	1,243,622	1,205,798
GI Revelation Acquisition LLC Series Initial, 1M US L + 5.00%, 04/16/2025	2,718,907	2,681,522
GlobalLogic Holdings, Inc. Series Initial, 3M US L + 3.25%, 07/25/2025(c)	2,512,304	2,427,513

	Principal
	Amount	Value

Business Equipment & Services (continued)
IG Investments Holdings LLC Series Refinancing, 1M US L + 3.50%, 05/23/2025	$3,007,858	$2,937,173
Informatica LLC Series Dollar B-1, 1M US L + 3.25%, 08/05/2022	2,183,925	2,124,959
KUEHG Corp. Series B-3, 3M US L + 3.75%, 02/21/2025(b)	2,525,758	2,434,212
Learning Care Group No. 2, Inc. Series Initial, 1M US L + 3.25%, 03/13/2025	504,614	485,691
Mitchell International, Inc.:
Series Initial, 1M US L + 3.25%, 11/29/2024	2,165,353	2,092,283
Series Initial, 1M US L + 7.25%, 12/01/2025	1,566,667	1,528,487
National Intergovernmental Purchasing Alliance Co. Series Initial, 2M US L + 3.75%, 05/19/2025	2,217,064	2,161,638
PricewaterhouseCoopers Public Sector LLP:
Series Initial, 1M US L + 3.25%, 05/01/2025(c)	1,243,750	1,203,328
Series Initial, 1M US L + 7.50%, 05/01/2026(c)	750,000	753,750
PT Intermediate Holdings III LLC Series B, 3M US L + 4.00%, 12/9/2024(c)	2,190,699	2,146,885
Red Ventures LLC Series B-1, 1M US L + 3.00%, 11/08/2024	2,391,107	2,283,508
Revspring, Inc. Series Initial, 3M US L + 4.25%, 10/11/2025(c)	1,800,000	1,795,500
Sedgwick Holdings, Inc. Series Initial, L + 3.25%, 12/31/2025(b)	2,764,977	2,648,627
St. George's University Scholastic Services LLC, 1M US L + 3.50%, 07/17/2025	1,640,776	1,603,859
ThoughtWorks, Inc. Series Replacement, 1M US L + 4.00%, 10/11/2024	2,489,994	2,458,869
TIBCO Software, Inc. Series B-1, 1M US L + 3.50%, 12/04/2020	2,987,303	2,953,696
Weld North Education LLC Series Initial, 3M US L + 4.25%, 02/15/2025(c)	1,987,487	1,942,769
		58,380,552

Chemical & Plastics - 2.46%
Alpha 3 B.V. Series Initial B-1, 3M US L + 3.00%, 01/31/2024	1,181,876	1,128,101
Composite Resins Holding B.V. Series Initial, 3M US L + 4.25%, 06/27/2025(c)	995,000	972,613
Spectrum Holdings III Corp.:
Series Closing Date, 1M US L + 3.25%, 01/31/2025	811,843	780,384
Series Closing Date, 1M US L + 7.00%, 01/26/2026(c)	350,000	343,000
Starfruit Finco B.V. Series Initial Dollar, 1M US L + 3.25%, 10/01/2025	2,179,104	2,091,940
Vantage Specialty Chemicals, Inc.:
Series Closing Date, 3M US L + 4.00%, 10/28/2024	1,891,943	1,830,455
Series Initial, 3M US L + 8.25%, 10/27/2025	1,200,000	1,177,998
		8,324,491

Conglomerates - 1.98%
Genuine Financial Holdings LLC Series Initial, 2M US L + 3.75%, 07/11/2025	2,616,393	2,528,090
SSH Group Holdings, Inc. Series Initial, 3M US L + 4.25%, 07/30/2025(c)	2,414,319	2,323,782
VT Topco, Inc.:
Series Delayed Draw, 3M US L + 0.00%, 08/01/2025(b)(d)	260,126	257,281
Series Initial, 3M US L + 3.75%, 08/01/2025(b)	1,592,288	1,574,877
		6,684,030

Containers & Glass Products - 6.35%
Berlin Packaging LLC Series Initial, 1M US L + 3.00%, 11/07/2025	2,752,210	2,600,839
Charter NEX US, Inc. Series Initial, 1M US L + 3.00%, 05/16/2024	2,232,633	2,121,001
Flex Acquisition Co., Inc. Series Incremental B-2018, 3M US L + 3.25%, 06/29/2025	3,291,583	3,127,004
IBC Capital I, Ltd. Series Tranche B-1, 3M US L + 3.75%, 09/11/2023	1,879,105	1,818,034
Plaze, Inc., 3M US L + 3.50%, 07/31/2022	1,840,696	1,836,095
ProAmpac PG Borrower LLC Series Initial, 3M US L + 3.50%, 11/20/2023	1,692,908	1,624,133
Ranpak Corp.:
Series Tranche B-1 USD, 1M US L + 3.25%, 10/01/2021	2,242,943	2,230,327
Series Initial, 1M US L + 7.25%, 10/03/2022(c)	1,192,593	1,189,611
Strategic Materials Holding Corp. Series Initial, 3M US L + 3.75%, 11/01/2024	742,500	700,270
Transcendia Holdings, Inc. Series 2017 Refinancing, 1M US L + 3.50%, 05/30/2024	1,284,035	1,219,833
Tricorbraun Holdings, Inc.:
Series Closing Date, 3M US L + 3.75%, 11/30/2023	1,287,987	1,265,982
Series Delayed Draw, 1M US L + 3.75%, 11/30/2023	130,113	127,890
Trident TPI Holdings, Inc. Series Tranche B-1, 1M US L + 3.25%, 10/17/2024	1,668,568	1,574,711
		21,435,730

Diversified Insurance - 3.88%
Acrisure LLC Series 2018-1 Additional, 3M US L + 3.75%, 11/22/2023	1,515,978	1,436,389
Alliant Holdings Intermediate LLC Series 2018 Initial, 1M US L + 3.00%, 05/09/2025	1,531,116	1,451,590
BroadStreet Partners, Inc. Series Tranche B-2, 1M US L + 3.25%, 11/08/2023(b)	2,691,163	2,600,336

	Principal
	Amount	Value

Diversified Insurance (continued)
CP VI Bella Midco LLC Series Initial, 1M US L + 3.00%, 02/14/2025	$665,156	$641,876
HUB International, Ltd. Series Initial, 3M US L + 3.00%, 04/18/2025	1,378,786	1,305,758
NFP Corp, Senior Secured First Lien Term B Term Loan, Series B, 1M US L + 3.00%, 01/08/2024	1,870,229	1,774,380
USI, Inc. Series 2017 New, 3M US L + 3.00%, 05/16/2024(b)	2,879,920	2,725,124
York Risk Services Holding Corp., 1M US L + 3.75%, 10/01/2021	1,241,587	1,164,428
		13,099,881

Drugs - 4.09%
Albany Molecular Research, Inc.:
Series Initial, 1M US L + 3.25%, 08/30/2024	894,216	850,068
Series Initial, 1M US L + 7.00%, 08/30/2025	1,425,000	1,413,130
Amneal Pharmaceuticals LLC Series Initial, 1M US L + 3.50%, 03/21/2025	1,565,187	1,488,227
Avantor, Inc. Series Initial B-1 Dollar, 1M US L + 4.00%, 11/21/2024	4,707,973	4,575,561
Bausch Health Companies, Inc.:
Series Initial, 1M US L + 3.00%, 06/02/2025	2,456,288	2,352,927
Series First Incremental, 1M US L + 2.75%, 11/27/2025	745,283	709,301
Horizon Pharma, Inc. Series Fourth Amendment Refinanced, 1M US L + 3.00%, 03/29/2024	2,549,173	2,438,718
		13,827,932

Ecological Services & Equipment - 2.84%
EnergySolutions LLC Series Initial, 3M US L + 3.75%, 05/09/2025	1,573,894	1,463,722
GFL Environmental, Inc. Series Effective Date Incremental, 3M US L + 2.75%, 05/30/2025	3,523,751	3,296,469
Gopher Resource LLC Series Initial, 1M US L + 3.25%, 03/06/2025	2,710,525	2,622,433
Tunnel Hill Partners LP Series Cov-Lite TLB, L + 3.50%, 10/01/2025(b)	2,238,938	2,209,552
		9,592,176

Electronics/Electrical - 19.13%
AppLovin Corp. Series Initial, 3M US L + 3.75%, 08/15/2025	2,271,649	2,237,575
Boxer Parent Co., Inc. Series Initial Dollar, 3M US L + 4.25%, 10/02/2025	2,500,000	2,417,588
Brave Parent Holdings, Inc. Series Initial, 1M US L + 4.00%, 04/18/2025	997,494	967,569
CommerceHub, Inc. Series Initial, 1M US L + 3.75%, 05/21/2025(c)	1,555,584	1,520,583
Compuware Corp., 1M US L + 3.50%, 08/25/2025	2,219,355	2,191,613
DigiCert, Inc.:
1M US L + 4.75%, 09/20/2024	1,767,073	1,736,149
Series Initial, 1M US L + 8.00%, 10/31/2025	1,500,000	1,460,625
Dynatrace LLC, 1M US L + 3.25%, 08/22/2025	2,600,000	2,525,250
EXC Holdings III Corp. Series Initial USD, 3M US L + 3.50%, 12/02/2024	742,500	718,369
Flexera Software LLC:
Series Initial, 1M US L + 3.25%, 02/26/2025	1,855,061	1,793,844
Series Initial, 1M US L + 7.25%, 02/26/2026	2,395,161	2,374,204
Gigamon, Inc. Series Initial, 3M US L + 4.50%, 12/27/2024(c)	1,868,419	1,845,063
Help/Systems Holdings, Inc., 1M US L + 3.75%, 03/28/2025	2,775,958	2,671,860
Hyland Software, Inc.:
Series 2018 Refinancing, 1M US L + 3.50%, 07/01/2024	2,077,789	2,020,130
Series Initial, 1M US L + 7.00%, 07/07/2025	1,598,031	1,582,051
Idera, Inc. Series Initial, 1M US L + 4.50%, 06/28/2024	470,960	471,843
Imperva, Inc.:
L + 4.00%, 11/20/2025(b)(c)	1,363,636	1,344,887
L + 7.75%, 11/20/2026(b)(c)	588,235	588,235
Ivanti Software, Inc., 1M US L + 4.25%, 01/20/2024	2,083,837	2,031,741
McAfee LLC Series B USD, 1M US L + 3.75%, 09/30/2024	3,114,722	3,040,747
MH Sub I LLC Series Amendment No. 2 Initial, 1M US L + 3.75%, 09/13/2024	2,197,068	2,089,961
MLN US HoldCo LLC Series B, 3M US L + 4.50%, 11/30/2025(b)	915,493	889,749
Ping Identity Corp., 1M US L + 3.75%, 1/23/2025(c)	928,667	924,023
Plantronics, Inc. Series Initial B, 1M US L + 2.50%, 07/02/2025	1,290,882	1,245,379
Presidio Holdings, Inc. Series B, 3M US L + 2.75%, 02/02/2024	1,881,884	1,814,447
Project Alpha Intermediate Holding, Inc., 3M US L + 3.50%, 04/26/2024	2,487,374	2,406,534
Project Angel Parent LLC Series Initial, 1M US L + 4.00%, 05/30/2025(c)	297,761	293,295
Project Leopard Holdings, Inc. Series 2018 Repricing, 1M US L + 4.00%, 7/7/2023	1,989,950	1,947,663
Quest Software US Holdings, Inc.:
Series Initial, 3M US L + 4.25%, 05/16/2025	500,000	485,000
Series Initial, 3M US L + 8.25%, 05/17/2026	500,000	495,417
Riverbed Technology, Inc. Series First Amendment, 1M US L + 3.25%, 04/24/2022	1,596,070	1,509,706

	Principal
	Amount	Value

Electronics/Electrical (continued)
Rocket Software, Inc.:
Series Initial, 1M US L + 4.25%, 11/28/2025	$2,333,864	$2,294,188
1M US L + 8.25%, 11/20/2026	2,000,000	1,988,330
RP Crown Parent LLC Series Initial, 1M US L + 2.75%, 10/12/2023	742,424	717,386
SolarWinds Holdings, Inc. Series 2018 Refinancing, 1M US L + 3.00%, 02/05/2024	2,592,616	2,502,289
Sophia LP Series B, 3M US L + 3.25%, 09/30/2022	2,082,321	2,012,782
TTM Technologies, Inc. Series B, 1M US L + 2.50%, 09/30/2024	785,845	744,588
Vero Parent, Inc. Series 2018 Refinancing, 1M US L + 4.50%, 08/16/2024	1,851,697	1,834,921
Web.com Group, Inc.:
Series B, 3M US L + 3.75%, 10/10/2025	2,000,000	1,930,000
Series Initial, 3M US L + 7.75%, 10/09/2026	940,476	933,423
		64,599,007

Equipment Leasing - 0.92%
CSC SW Holdco, Inc. Series B-1, 2M US L + 3.25%, 11/14/2022(b)	3,257,306	3,117,242

Farming/Agriculture - 0.59%
TruGreen LP Series Initial Incremental, 1M US L + 4.00%, 04/13/2023(c)	1,994,962	1,980,000

Financial Intermediaries - 2.67%
First Data Corp. Series 2024A New Dollar, 1M US L + 2.00%, 04/26/2024	2,500,000	2,394,375
NorthStar Financial Services Group LLC Series Initial, 2M US L + 3.50%, 05/25/2025	1,507,462	1,476,054
Pre-Paid Legal Services, Inc. Series Initial, 1M US L + 3.25%, 05/01/2025	2,677,664	2,627,458
SS&C Technologies Holdings, Inc.:
Series B-3, 1M US L + 2.50%, 02/28/2025	1,114,886	1,055,162
Series B-4, 1M US L + 2.50%, 02/28/2025	417,472	395,108
Series B-5, 1M US L + 2.25%, 04/16/2025	1,128,812	1,068,850
		9,017,007

Food Products - 2.85%
CHG PPC Parent LLC Series Initial, 1M US L + 2.75%, 03/31/2025	1,714,277	1,649,992
Dole Food Co., Inc. Series Tranche B, 1M US L + 2.74973%, 04/06/2024	1,367,040	1,329,447
JBS USA Lux S.A. Series Initial, 3M US L + 2.50%, 10/30/2022	1,586,764	1,530,568
Mastronardi Produce, Ltd. Series Initial, 1M US L + 3.25%, 05/01/2025	1,882,623	1,859,090
TKC Holdings, Inc.:
Series Initial, 1M US L + 3.75%, 02/01/2023	2,221,489	2,120,145
Series Initial, 1M US L + 8.00%, 02/01/2024	1,150,000	1,134,291
		9,623,533

Food Service - 3.77%
Agro Merchants North America Holdings, Inc. Series Effective Date, 3M US L + 3.75%, 12/06/2024(c)	2,533,916	2,438,894
Big Jack Holdings LP Series 2018 Refinancing, 1M US L + 3.25%, 04/05/2024(c)	1,487,527	1,428,025
Flynn Restaurant Group LP Series Initial, 1M US L + 3.50%, 06/27/2025(c)	2,734,161	2,597,453
Fogo de Chao, Inc. Series 2018 Refinancing, 1M US L + 4.25%, 04/07/2025	1,596,000	1,532,160
IRB Holding Corp. Series B, 1M US L + 3.25%, 02/05/2025	2,443,747	2,336,223
K-Mac Holdings Corp. Series Initial, 1M US L + 6.75%, 03/09/2026	1,250,000	1,193,750
Tacala Investment Corp. Series Initial, 1M US L + 7.00%, 01/30/2026	1,250,000	1,209,375
		12,735,880

Food/Drug Retailers - 1.04%
EG Group, Ltd.:
Series Additional Facility, 3M US L + 4.00%, 02/07/2025	3,278,855	3,168,194
Series Facility B, 3M US L + 4.00%, 02/07/2025	344,618	332,987
		3,501,181

Health Insurance - 0.71%
MPH Acquisition Holdings LLC Series Initial, 3M US L + 2.75%, 06/07/2023(b)	2,539,726	2,414,505

Healthcare - 20.56%
ADMI Corp. Series Initial, 1M US L + 3.25%, 04/30/2025	1,898,921	1,810,299
ATI Holdings Acquisition, Inc. Series Initial, 1M US L + 3.50%, 5/10/2023(c)	1,389,313	1,342,424
Auris LuxCo Series B, 3M US L + 3.75%, 07/24/2025(b)	576,923	563,585

	Principal
	Amount	Value

Healthcare (continued)
Auris Luxembourg III SARL, First Lien Facility B7 Loan Series Incremental Facility B7, 1M US L + 3.00%, 01/17/2022(b)	$634,530	$621,839
Carestream Health, Inc., 1M USL + 9.50%, 06/07/2021(b)(c)	1,500,000	1,477,500
Certara Holdco, Inc. Series Replacement, 3M US L + 3.50%, 08/15/2024(c)	1,300,933	1,276,541
Change Healthcare Holdings, Inc. Series Closing Date, 1M US L + 2.75%, 03/01/2024	969,773	922,899
CHG Healthcare Services, Inc. Series 2017 New, 2M US L + 3.00%, 06/07/2023	3,039,061	2,925,096
CPI Holdco LLC Series Closing Date, 1M US L + 3.50%, 03/21/2024	2,442,684	2,383,144
CryoLife, Inc. Series Initial, 3M US L + 4.00%, 11/15/2024(c)	742,500	727,650
CVS Holdings I LP Series Initial, 1M US L + 3.00%, 02/06/2025	1,408,851	1,343,255
Dentalcorp of Canada ULC:
Series Delayed Draw, 3M US L + 2.184%, 06/06/2025(d)	39,575	38,585
Series Initial, 1M US L + 3.75%, 06/06/2025	280,282	273,275
DJO Finance LLC Series Initial, 1M US L + 3.25%, 06/08/2020	3,000,000	2,968,500
Endo Luxembourg Finance Company I S.a r.l. Series Initial, 1M US L + 4.25%, 04/29/2024	1,040,195	988,186
Envision Healthcare Corp. Series Initial, 3M US L + 3.75%, 10/10/2025	5,467,742	5,110,370
Equian Buyer Corp. Series 2018 Incremental, 1M US L + 3.25%, 05/20/2024	292,116	283,499
GHX Ultimate Parent Corp. Series Initial, 3M US L + 3.00%, 06/28/2024	1,190,932	1,127,420
Heartland Dental LLC Series Initial, 3M US L + 3.75%, 04/30/2025	1,140,071	1,095,893
Jaguar Holding Company I LLC Series 2018, 1M US L + 2.50%, 08/18/2022	1,788,164	1,705,462
LifeScan Global Corp. Series Initial, 3M US L + 6.00%, 10/01/2024	1,500,000	1,421,250
Maravai Intermediate Holdings LLC Series Initial, 1M US L + 4.25%, 08/02/2025(c)	917,056	884,959
National Mentor Holdings, Inc. Series Tranche B, 3M US L + 3.00%, 01/29/2021	3,583,805	3,540,119
Navicure, Inc. Series Initial, 1M US L + 3.75%, 11/01/2024	561,783	548,440
Netsmart Technologies, Inc. Series D-1, 1M US L + 3.75%, 04/19/2023	2,306,178	2,297,530
nThrive, Inc. Series Additional B-2, 1M US L + 4.50%, 10/20/2022	1,440,727	1,381,297
NVA Holdings, Inc. Series B-3, 1M US L + 2.75%, 2/2/2025	1,306,364	1,235,604
Onex TSG Holdings II Corp. Series Initial, 1M US L + 4.00%, 07/29/2022	1,250,000	1,203,125
PAREXEL International Corp. Series Initial, 1M US L + 2.75%, 09/27/2024	1,784,947	1,626,533
Pearl Intermediate Parent LLC:
Series Delayed Draw, 3M US L + 1.48444%, 02/14/2025(d)	141,707	134,799
Series Initial, 1M US L + 2.75%, 02/14/2025	629,061	598,395
Series Initial, 1M US L + 6.25%, 02/13/2026(c)	1,770,588	1,752,882
PharMerica Corp.:
Series Initial, 1M US L + 3.50%, 12/06/2024	1,042,125	998,705
Series Initial, 1M US L + 7.75%, 12/07/2025(c)	250,000	238,750
Press Holdings, Inc.:
Series Initial, 1M US L + 6.50%, 10/21/2024(c)	2,000,000	1,990,000
Prospect Medical Holdings, Inc. Series B-1, 1M US L + 5.50%, 02/22/2024	2,142,242	2,122,159
Regionalcare Hospital Partners Holdings, Inc. Series B, 3M US L + 4.50%, 11/16/2025	1,958,042	1,863,204
Sterigenics-Nordion Holdings LLC Series Incremental, 3M US L + 3.00%, 05/15/2022	1,886,617	1,815,077
Surgery Center Holdings, Inc. Series Initial, 2M US L + 3.25%, 09/02/2024	2,149,133	2,053,776
Team Health Holdings, Inc. Series Initial, 1M US L + 2.75%, 02/06/2024	2,238,636	2,011,974
Tecostar Holdings, Inc. Series 2017, 1M US L + 3.50%, 05/01/2024	2,224,834	2,146,964
U.S. Anesthesia Partners, Inc. Series Initial, 1M US L + 3.00%, 06/23/2024	2,472,981	2,375,917
U.S. Renal Care, Inc. Series Initial, 3M US L + 4.25%, 12/30/2022	2,135,683	2,040,111
Verscend Holding Corp. Series B, 1M US L + 4.50%, 08/27/2025	1,250,000	1,212,500
Viant Medical Holdings, Inc. Series Initial, 3M US L + 3.75%, 07/02/2025	831,250	821,898
Wink Holdco, Inc.:
Series Initial, 1M US L + 3.00%, 12/1/2024	742,500	706,767
Series Initial, 1M US L + 6.75%, 12/01/2025	279,569	266,057
Zest Acquisition Corp. Series Initial, 3M US L + 3.50%, 03/07/2025	1,195,511	1,147,691
		69,421,905

Home Furnishings - 1.81%
AI Aqua Merger Sub, Inc. Series Tranche B-1, 1M US L + 3.25%, 12/13/2023	3,552,150	3,414,504
Prime Security Services Borrower LLC Series December 2018 Incremental B-1, 1M US L + 2.75%, 05/02/2022	2,814,465	2,691,332
		6,105,836

Industrial Equipment - 3.60%
Blount International, Inc. Series New Refinancing, 1M US L + 3.75%, 04/12/2023	2,750,000	2,724,783
Helix Acquisition Holdings, Inc. Series 2018 New, 3M US L + 3.50%, 09/30/2024	686,818	666,213

	Principal
	Amount	Value

Industrial Equipment (continued)
LTI Holdings, Inc.:
Series Initial, 1M US L + 3.50%, 09/06/2025	$1,587,756	$1,499,112
Series Initial, 1M US L + 6.75%, 09/06/2026	425,532	397,340
Minimax Viking GmbH Series Facility B1C, 1M US L + 3.00%, 07/31/2025	3,036,724	2,953,214
MTS Systems Corp. Series New Tranche B, 1M US L + 3.25%, 07/05/2023	671,536	649,711
Pro Mach Group, Inc. Series Initial, 1M US L + 3.00%, 03/07/2025	1,897,223	1,810,273
Robertshaw US Holding Corp. Series Initial, 1M US L + 3.50%, 02/14/2025	708,031	649,618
Titan Acquisition, Ltd. Series Initial, 1M US L + 3.00%, 03/28/2025	889,731	818,552
		12,168,816

Insurance - 1.91%
Cypress Intermediate Holdings III, Inc.:
Series Initial, 1M US L + 3.00%, 04/29/2024	1,140,442	1,086,271
Series Initial, 1M US L + 6.75%, 04/28/2025	1,807,054	1,786,725
HIG Finance 2, Ltd. Series Initial Dollar, 1M US L + 3.50%, 12/20/2024	1,167,300	1,133,740
Outcomes Group Holdings, Inc.:
Series Initial, 3M US L + 3.50%, 10/24/2025	2,090,909	2,056,932
3M US L + 7.50%, 10/26/2026	384,615	386,538
		6,450,206

Leisure Goods/Activities/Movies - 2.10%
Bulldog Purchaser, Inc. Series Initial, 1M US L + 3.75%, 09/05/2025	188,209	184,444
Crown Finance US, Inc. Series Initial Dollar Tranche, 1M US L + 2.50%, 02/28/2025	1,243,275	1,180,073
Formula One Management, Ltd. Series Facility B3, 1M US L + 2.50%, 02/01/2024	972,222	923,810
Intrawest Resorts Holdings, Inc. Series Initial Bluebird, 1M US L + 3.00%, 07/31/2024	2,576,852	2,478,082
Travel Leaders Group LLC Series 2018 Refinancing, 1M US L + 4.00%, 01/25/2024	2,321,667	2,309,095
		7,075,504

Lodging & Casinos - 1.46%
AP Gaming I LLC Series Incremental B, 1M US L + 3.50%, 02/15/2024	3,098,176	3,049,116
Scientific Games International, Inc. Series Initial B-5, 2M US L + 2.75%, 08/14/2024	1,986,866	1,871,200
		4,920,316

Nonferrous Metals/Minerals - 0.79%
Aleris International, Inc. Series Initial, 1M US L + 4.75%, 02/27/2023	2,198,149	2,184,070
American Rock Salt Co. LLC Series Initial, 1M US L + 3.75%, 03/21/2025	485,462	472,112
		2,656,182

Oil & Gas - 2.51%
BCP Raptor LLC Series Initial, 2M US L + 4.25%, 06/24/2024	1,082,664	1,015,675
Energy Transfer Equity LP Series Refinanced, 1M US L + 2.00%, 02/02/2024	1,500,000	1,467,585
Equitrans Midstream Corp. Series Holdco B Facility, L + 4.50%, 12/13/2023(b)	675,676	662,723
Lucid Energy Group II Borrower LLC Series Initial, 1M US L + 3.00%, 02/17/2025	865,737	799,365
MRC Global, Inc. Series 2018 Refinancing, 1M US L + 3.00%, 09/20/2024	3,285,768	3,187,195
Oryx Southern Delaware Holdings LLC Series Initial, 1M US L + 3.25%, 02/28/2025	1,459,559	1,357,390
		8,489,933

Property & Casualty Insurance - 3.15%
Applied Systems, Inc. Series Initial, 3M US L + 7.00%, 09/19/2025	1,500,000	1,475,625
AssuredPartners, Inc. Series 2017 September Refinancing, 1M US L + 3.25%, 10/22/2024	2,182,148	2,066,232
Asurion LLC Series Replacement B-2, 1M US L + 6.00%, 08/04/2025	1,547,368	1,534,804
Confie Seguros Holding II Co. Series B, 1M US L + 5.25%, 04/19/2022	1,745,518	1,725,890
ExamWorks Group, Inc. Series B-1, 1M US L + 3.25%, 07/27/2023	2,688,261	2,623,071
Solera LLC Series Dollar, 1M US L + 2.75%, 03/03/2023	1,293,350	1,223,839
		10,649,461

Publishing - 2.82%
Ancestry.com Operations, Inc., 1M US L + 3.25%, 10/19/2023	3,079,080	2,952,068
Champ Acquisition Corp., L + 5.50%, 12/17/2025(b)	1,492,537	1,456,157
Meredith Corp. Series Tranche B-1, 1M US L + 2.75%, 01/31/2025	1,946,231	1,895,688
Recorded Books, Inc. Series Initial, 3M US L + 4.50%, 08/29/2025	875,000	865,156
SESAC Holdco II LLC Series Initial, 1M US L + 3.00%, 02/23/2024	742,443	727,409

	Principal
	Amount	Value

Publishing (continued)
Southern Graphics, Inc. Series Refinancing, 1M US L + 3.25%, 12/31/2022	$1,737,809	$1,639,327
		9,535,805

Radio & Television - 0.38%
William Morris Endeavor Entertainment LLC Series B-1, 2M US L + 2.75%, 05/18/2025	1,387,524	1,281,296

Steel - 1.07%
Graftech International, Ltd. Series Initial, 1M US L + 3.50%, 02/12/2025	2,699,414	2,561,069
Phoenix Services International LLC Series B, 1M US L + 3.75%, 03/01/2025	1,102,854	1,065,169
		3,626,238

Surface Transport - 0.56%
Lineage Logistics LLC, 1M US L + 3.00%, 02/16/2025	1,996,777	1,899,435

Telecommunications - 5.48%
Avaya, Inc. Series Tranche B, 1M US L + 4.25%, 12/15/2024	2,338,191	2,263,661
C1 Holdings Corp., 1M US L + 3.75%, 04/04/2025	2,762,310	2,747,642
Coral-US Co-Borrower LLC Series Additional B-4, 1M US L + 3.25%, 01/30/2026	750,000	726,428
Cyxtera DC Holdings, Inc. Series Initial, 3M US L + 7.25%, 05/01/2025	500,000	462,500
Greeneden U.S. Holdings I LLC Series Tranche B-3 Dollar, 1M US L + 3.50%, 12/01/2023	742,500	717,285
Masergy Holdings, Inc.:
Series 2017 Replacement, 3M US L + 3.25%, 12/15/2023	1,840,609	1,780,025
Series Initial, 3M US L + 7.50%, 12/16/2024	1,000,000	983,335
Peak 10 Holding Corp.:
Series Initial, 3M US L + 3.50%, 08/01/2024	494,987	451,676
Series Initial, 3M US L + 7.25%, 08/01/2025	250,000	225,625
Securus Technologies Holdings, Inc.:
Series Delayed, 3M US L + 4.50%, 11/01/2024	206,061	199,106
Series Initial, 1M US L + 4.50%, 11/01/2024(b)	1,842,083	1,777,610
Sprint Communications, Inc. Series Initial, 1M US L + 2.50%, 02/02/2024	1,584,879	1,512,244
TierPoint LLC:
Series Initial, 1M US L + 3.75%, 05/06/2024	1,190,440	1,116,037
Series Initial, 1M US L + 7.25%, 05/05/2025	1,170,000	1,110,769
Vertiv Group Corp. Series B, 1M US L + 4.00%, 11/30/2023	2,650,000	2,421,437
		18,495,380

Utilities - 2.18%
Brookfield WEC Holdings, Inc.:
Series Initial, 1M US L + 3.75%, 07/31/2025(b)	1,802,632	1,752,095
Series Initial, 1M US L + 6.75%, 08/03/2026	724,611	711,477
Eastern Power LLC, 1M US L + 3.75%, 10/02/2023	1,226,736	1,202,582
Granite Acquisition, Inc.:
Series B, 3M US L + 3.50%, 12/20/2021(b)	744,720	732,618
Series B, 3M US L + 7.25%, 12/19/2022	1,551,137	1,519,339
Pike Corp. Series 2018 Initial, 1M US L + 3.50%, 03/23/2025	1,468,986	1,442,361
		7,360,472

TOTAL FLOATING RATE LOAN INTERESTS
(Cost $465,772,962)		449,727,551

COLLATERALIZED LOAN OBLIGATION SECURITIES(a) - 5.33%
Structured Finance Obligations - 5.33%
Ares XLII Clo, Ltd. Series 2017-42A, 3M US L + 3.45%, 01/22/2028(c)(e)	1,100,000	1,060,339
Babson CLO, Ltd. 2015-I Series 2015-IA, 3M US L + 5.50%, 01/20/2031(c)(e)	250,000	222,421
Carlyle Global Market Strategies CLO 2016-1, Ltd. Series 2018-1A, 3M US L + 5.20%, 04/20/2027(c)(e)	1,500,000	1,363,860
CIFC Funding 2018-I, Ltd. Series 2018-1A, 3M US L + 5.00%, 04/18/2031(c)(e)	550,000	475,280
Dryden 40 Senior Loan Fund Series 2018-40A, 3M US L + 5.75%, 08/15/2031(c)(e)	1,500,000	1,359,431
Highbridge Loan Management 6-2015, Ltd. Series 2018-2015, 3M US L + 5.10%, 02/05/2031(c)(e)	833,000	711,914
Highbridge Loan Management 8-2016, Ltd. Series 2018-2016, 3M US L + 5.50%, 07/20/2030(c)(e)	500,000	442,394
KKR CLO 14, Ltd. Series 2018-14, 3M US L + 6.15%, 07/15/2031(c)(e)	1,000,000	908,743

	Principal
	Amount	Value

Structured Finance Obligations (continued)
Madison Park Funding XI, Ltd. Series 2017-11A, 3M US L + 3.25%, 07/23/2029(c)(e)	$1,000,000	$944,703
Neuberger Berman CLO XV Series 2017-15A, 3M US L + 6.75%, 10/15/2029(c)(e)	745,000	706,976
Octagon Investment Partners 18-R, Ltd. Series 2018-18A, 3M US L + 5.51%, 04/16/2031(c)(e)	1,000,000	886,948
Parallel 2018-2, Ltd. Series 2018-2A, 3M US L + 3.15%, 10/20/2031(c)(e)	2,000,000	1,879,038
Sound Point Clo XX, Ltd. Series 2018-2A, 3M US L + 6.00%, 07/26/2031(c)(e)	1,000,000	925,174
TIAA CLO I, Ltd. Series 2018-1A, 3M US L + 6.20%, 07/20/2031(c)(e)	1,500,000	1,402,902
TIAA CLO IV, Ltd. Series 2018-1A, 5.95 - 3M US L%, 01/20/2032(c)(e)	2,000,000	1,803,385
Venture XXIII CLO, Ltd. Series 2018-23A, 3M US L + 3.05%, 07/19/2028(c)(e)	1,500,000	1,419,975
Voya CLO 2015-2, Ltd. Series 2018-2A, 3M US L + 2.95%, 07/23/2027(c)(e)	1,500,000	1,481,857
		17,995,340

TOTAL COLLATERALIZED LOAN OBLIGATION SECURITIES
(Cost $19,369,758)		17,995,340

CORPORATE BONDS - 6.04%
Brokers, Dealers & Investment Houses - 0.40%
LPL Holdings, Inc., 5.750%, 09/15/2025(e)	1,450,000	1,363,000

Building & Development - 0.18%
Hillman Group, Inc., 6.375%, 07/15/2022(e)	750,000	615,000

Chemical & Plastics - 0.15%
Starfruit Finco BV / Starfruit US Holdco LLC, 8.000%, 10/01/2026(e)	540,000	500,850

Conglomerates - 0.42%
Resideo Funding, Inc., 6.125%, 11/01/2026(e)	1,438,000	1,420,025

Containers & Glass Products - 0.55%
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 3M US L + 3.50%, 07/15/2021(a)(e)	1,200,000	1,198,500
Trident Merger Sub, Inc., 6.625%, 11/01/2025(e)	750,000	671,250
		1,869,750

Diversified Insurance - 0.47%
HUB International, Ltd., 7.000%, 05/01/2026(e)	1,150,000	1,046,500
York Risk Services Holding Corp., 8.500%, 10/01/2022(e)	750,000	525,000
		1,571,500

Ecological Services & Equipment - 0.23%
GFL Environmental, Inc., 5.375%, 03/01/2023(e)	868,000	763,840

Electronics/Electrical - 1.04%
Banff Merger Sub, Inc., 9.750%, 09/01/2026(e)	912,000	836,760
Energizer Gamma Acquisition, Inc., 6.375%, 07/15/2026(b)(e)	1,250,000	1,150,000
Infor US, Inc., 6.500%, 05/15/2022	1,000,000	970,900
Riverbed Technology, Inc., 8.875%, 03/01/2023(e)	750,000	556,875
		3,514,535

Food Service - 0.19%
IRB Holding Corp., 6.750%, 02/15/2026(e)	750,000	658,125

Healthcare - 1.41%
Envision Healthcare Corp., 8.750%, 10/15/2026(e)	2,084,000	1,807,870
NVA Holdings, Inc., 6.875%, 04/01/2026(e)	1,150,000	1,035,000
Surgery Center Holdings, Inc., 8.875%, 04/15/2021(e)	750,000	751,875
Tenet Healthcare Corp., 7.000%, 08/01/2025	1,250,000	1,160,938
		4,755,683

Property & Casualty Insurance - 0.60%
AssuredPartners, Inc., 7.000%, 08/15/2025(e)	1,150,000	1,042,222

	Principal
	Amount	Value

Property & Casualty Insurance (continued)
Frontdoor, Inc., 6.750%, 08/15/2026(e)	$1,050,000	$1,000,125
		2,042,347

Telecommunications - 0.18%
Intelsat Jackson Holdings SA, 8.500%, 10/15/2024(e)	617,000	601,575

Utilities - 0.22%
Calpine Corp., 5.875%, 01/15/2024(e)	750,000	736,875

TOTAL CORPORATE BONDS
(Cost $22,211,140)		20,413,105

	Shares	Value
EXCHANGE TRADED FUNDS - 3.10%
Financial Intermediaries - 3.10%
SPDR Blackstone / GSO Senior Loan ETF	234,175	10,467,623

TOTAL EXCHANGE TRADED FUNDS
(Cost $11,080,992)		10,467,623

SHORT TERM INVESTMENTS - 3.11%
Fidelity Investments Money Market Funds - Treasury Portfolio
(1.916% 7-Day Yield)	10,514,510	10,514,510

TOTAL SHORT TERM INVESTMENTS
(Cost $10,514,510)		10,514,510

Total Investments - 150.75%
(Cost $528,949,362)		509,118,129

Liabilities in Excess of Other Assets - (3.08)%		(10,399,330)

Leverage Facility - (47.67)%		(161,000,000)

Net Assets - 100.00%		$337,718,799

Amounts above are shown as a percentage of net assets as of December 31, 2018.

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

LIBOR Rates:

1W US L - 1 Week LIBOR as of December 31, 2018 was 2.41%

1M US L - 1 Month LIBOR as of December 31, 2018 was 2.50%

2M US L - 2 Month LIBOR as of December 31, 2018 was 2.61%

3M US L - 3 Month LIBOR as of December 31, 2018 was 2.81%

1Y US L - 1 Year LIBOR as of December 31, 2018 was 3.01%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of December 31, 2018 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	All or a portion of this position has not settled as of December 31, 2018. The interest rate shown represents the stated spread over the London Interbank Offered Rate ("LIBOR" or "L") or the applicable LIBOR floor; the Fund will not accrue interest until the settlement date, at which point the LIBOR will be established.
(c)	Level 3 asset valued using significant unobservable inputs as a result of unavailable quoted prices from an active market or the unavailability of other significant observable inputs.
(d)	A portion of this position was not funded as of December 31, 2018. The Portfolio of Investments records only the funded portion of each position. As of December 31, 2018, the Fund has unfunded delayed draw loans in the amount of $1,458,278. Fair value of these unfunded delayed draw loans was $1,423,535.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. Total market value of Rule 144A securities amounts to $36,276,607, which represented approximately 10.74% of net assets as of December 31, 2018. Such securities may normally be sold to qualified institutional buyers in transactions exempt from registration.

NOTE 1. ORGANIZATION

Blackstone / GSO Floating Rate Enhanced Income Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as a non-diversified, closed-end management investment company. The Fund engages in continuous offering of shares and operates as an interval fund that offers to make monthly repurchases of shares at the net asset value (the “NAV”).

The Fund’s investment objective is to provide attractive current income with low sensitivity to rising interest rates.

The Fund was organized as a Delaware statutory trust on June 20, 2017 pursuant to a Declaration of Trust governed by the laws of the State of Delaware. The Fund had no operations from that date to November 10, 2017, other than those related to organizational matters and the registration of its shares under applicable securities laws. GSO / Blackstone Debt Funds Management LLC (the “Adviser”) purchased 4,000 Institutional Class I Common Shares (“Class I Shares”) at a NAV of $25.00 per share on November 10, 2017. The Fund is authorized to issue an unlimited number of Class I Shares, Advisory Class D Common Shares (“Class D shares”), Brokerage Class T Common Shares (“Class T shares”) and Brokerage Class T-I Common Shares (“Class T-I Shares”), and a maximum offering of $3,000,000,000 of common shares. Class I Shares commenced operations on January 18, 2018, Class T Shares commenced operations on May 7, 2018 and Class D Shares commenced operations on October 1, 2018. Class T-I Shares had not commenced operations as of December 31, 2018. Prior to that, the Fund had no operations other than matters relating to its organization and the sale and issuance of Class I Shares to the Adviser. As of December 31, 2018, Class I Shares (BGFLX), Class T Shares (BGFTX), and Class D Shares (BGFDX) were outstanding.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation: The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and are stated in U.S. dollars. The Fund is considered an Investment Company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

The preparation of financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statement. Actual results could differ from these estimates.

Portfolio Valuation: The Fund’s NAV is determined daily on each day that the New York Stock Exchange (“Exchange”) is open for business, as of the close of the regular trading session on the Exchange. The Fund calculates NAV per share by subtracting liabilities (including accrued expenses or dividends) from the total assets of the Fund (the value of the securities plus cash or other assets, including interest accrued but not yet received) and dividing the result by the total number of outstanding common shares of the Fund.

Loans are primarily valued by using a composite loan price from a nationally recognized loan pricing service. The methodology used by the Fund’s nationally recognized loan pricing provider for composite loan prices is to value loans at the mean of the bid and ask prices from one or more brokers or dealers. Collateralized loan obligation securities (“CLOs”) are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the evaluated mid-price of each of the CLOs. Corporate bonds and convertible bonds, other than short-term investments, are valued at the price provided by a nationally recognized pricing service. The prices provided by the nationally recognized pricing service are typically based on the mean of bid and ask prices for each corporate bond security. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrices, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. Equity securities for which market quotations are available are generally valued at the last sale price or official closing price on the primary market or exchange on which they trade. Futures contracts, if any, are ordinarily valued at the last sales price on the securities or commodities exchange on which they are traded. Written and purchased options, if any, are ordinarily valued at the closing price on the securities or commodities exchange on which they are traded. Short-term debt investments, if any, having a remaining maturity of 60 days or less when purchased would be valued at cost adjusted for amortization of premiums and accretion of discounts. Any investments and other assets for which such current market quotations are not readily available are valued at fair value (“Fair Valued Assets”) as determined in good faith by a committee of the Adviser (“Fair Valued Asset Committee”) under procedures established by, and under the general supervision and responsibility of, the Fund’s Board of Trustees. Such methods may include, but are not limited to, the use of a market comparable and/or income approach methodologies. A Fair Valued Asset Committee meeting may be called at any time by any member of the Fair Valued Asset Committee. The pricing of all Fair Valued Assets and determinations thereof shall be reported by the Fair Valued Asset Committee to the Board at each regularly scheduled quarterly meeting. The Fund has procedures to identify and investigate potentially stale prices for investments which are valued using a nationally recognized pricing service, exchange price or broker-dealer quotations. After performing such procedures, any prices which are deemed to be stale are reviewed by the Fair Valued Asset Committee and an alternative pricing source is determined.

Various inputs are used to determine the value of the Fund’s investments. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1— Unadjusted quoted prices in active markets for identical investments at the measurement date.

Level 2— Significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3— Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The categorization of investments and other financial instruments is based on the pricing transparency of the investment and other financial instrument and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. Investments measured and reported at fair value are classified and disclosed in one of the following levels within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.

The following tables summarize valuation of the Fund’s investments under the fair value hierarchy levels as of December 31, 2018:

Blackstone / GSO Floating Rate Enhanced Income Fund
Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Floating Rate Loan Interests
Brokers, Dealers & Investment Houses	$–	$9,388,522	$367,308	$9,755,830
Building & Development	–	16,087,156	3,222,008	19,309,164
Business Equipment & Services	–	44,431,078	13,949,474	58,380,552
Chemical & Plastics	–	7,008,878	1,315,613	8,324,491
Conglomerates	–	4,360,248	2,323,782	6,684,030
Containers & Glass Products	–	20,246,119	1,189,611	21,435,730
Electronics/Electrical	–	58,082,922	6,516,085	64,599,007
Farming/Agriculture	–	–	1,980,000	1,980,000
Food Service	–	6,271,508	6,464,372	12,735,880
Healthcare	–	59,731,199	9,690,706	69,421,905
Other	–	177,100,962	–	177,100,962
Collateralized Loan Obligation Securities
Structured Finance Obligations	–	–	17,995,340	17,995,340
Corporate Bonds	–	20,413,105	–	20,413,105
Exchange Traded Funds	10,467,623	–	–	10,467,623
Short Term Investments	10,514,510	–	–	10,514,510
Total	20,982,133	423,121,697	65,014,299	509,118,129

The changes of the fair value of investments for which the Fund has used Level 3 inputs to determine the fair value are as follows:

Blackstone/GSO Floating Rate Enhanced Income Fund	Floating Rate Loan Interests	Collateralized Loan Obligations	Total
Balance as of September 30, 2018	$26,450,492	$13,399,115	$39,849,607
Accrued discount/ premium	(2,927)	660	(2,267)
Realized Gain/(Loss)	(13,528)	-	(13,528)
Change in Unrealized Appreciation/(Depreciation)	(864,479)	(1,328,461)	(2,192,940)
Purchases	8,044,705	5,924,026	13,968,731
Sales Proceeds	(1,034,780)	-	(1,034,780)
Transfer into Level 3	27,085,514	-	27,085,514
Transfer out of Level 3	(12,646,038)	-	(12,646,038)
Balance as of December 31, 2018	$47,018,959	$17,995,340	$65,014,299

Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at December 31, 2018	$(1,434,070)	$(1,328,461)	$(2,762,531)

Information about Level 3 fair value measurements as of December 31, 2018:

	Fair Value	Valuation Technique(s)	Unobservable Input(s)	Value/Range (Weighted Average)
Floating Rate Loan Interests	$47,018,959	Third-party vendor pricing service	Broker quotes	N/A
Collateralized Loan Obligation Securities	$17,995,340	Third-party vendor pricing service	Broker quotes	N/A

Securities Transactions and Investment Income: Securities transactions are recorded on trade date for financial reporting purposes. Interest income, including accretion of discount and amortization of premium, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost.

NOTE 3. LOANS AND OTHER INVESTMENTS

Under normal market conditions, the Fund will invest at least 80% of its Managed Assets in floating rate loans, notes, or bonds. “Managed Assets” means net assets plus the amount of any borrowings and the liquidation preference of any preferred shares that may be outstanding. Under current market conditions, the Fund anticipates that its portfolio of floating rate instruments will primarily consist of floating rate loans (“Loans”). Loans are made to U.S. and non-U.S. corporations, partnerships and other business entities (“Borrowers”) that operate in various industries and geographical regions. At December 31, 2018, 93.78% of the Fund’s Managed Assets were held in floating rate loan interests.

First lien secured loans hold a senior position in the capital structure of a business entity, are secured with specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by unsecured creditors, subordinated debt holders and stockholders of the Borrower.

Loans often require prepayments from Borrowers’ excess cash flows or permit the Borrowers to repay at their election. The degree to which Borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Loans typically have an expected average life of two to four years. Loans typically have rates of interest which are re-determined periodically, either daily, monthly, quarterly or semi-annually by reference to a floating base lending rate, primarily the London Interbank Offered Rate (“LIBOR”), plus a premium or credit spread.

Loans are subject to the risk of payment defaults of scheduled interest or principal. Such non-payment could result in a reduction of income, a reduction in the value of the investment and a potential decrease in the NAV of the Fund. Risk of loss of income is generally higher for subordinated unsecured loans or debt, which are not backed by a security interest in any specific collateral. There can be no assurance that the liquidation of any collateral securing a Loan would satisfy the Borrower’s obligation to the Fund in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Second lien loans generally are subject to similar risks as those associated with investments in first lien loans except that such loans are subordinated in payment and/or lower in lien priority to first lien holders. In the event of default on a second lien loan, the first priority lien holder has first claim to the underlying collateral of the loan. Second lien loans are subject to the additional risk that the cash flow of the Borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior obligations of the Borrower. At December 31, 2018, the Fund had invested $37,764,759 in second lien secured loans.

Loans can be rated below investment grade or may also be unrated. As a result, the risks associated with Loans may be similar to the risks of other below investment grade securities, although they are senior and secured in contrast to other below investment grade securities, which are often subordinated or unsecured. The Fund typically invests in Loans rated below investment grade, which are considered speculative because of the credit risk of the Borrowers. Such companies are more likely than investment grade issuers to default on their payments of interest and principal owed to the Fund, and such defaults could reduce NAV and income distributions. The amount of public information available with respect to below investment grade loans will generally be less extensive than that available for registered or exchange-listed securities. In evaluating the creditworthiness of Borrowers, the Adviser will consider, and may rely in part, on analyses performed by others. The Adviser’s established best execution procedures and guidelines require trades to be placed for execution only with broker-dealer counterparties approved by a committee of the Adviser. The factors considered by such committee when selecting and approving brokers and dealers include, but are not limited to: (i) quality, accuracy, and timeliness of execution, (ii) review of the reputation, financial strength and stability of the financial institution, (iii) willingness and ability of the counterparty to commit capital, (iv) ongoing reliability and (v) access to underwritten offerings and secondary markets. The committee regularly reviews each broker-dealer counterparty based on the foregoing factors.

The Fund may acquire Loans through assignments or participations. The Fund typically acquires these Loans through assignment, and if the Fund acquires a Loan through participation, it will seek to elevate a participation interest into an assignment as soon as practicably possible. The purchaser of an assignment typically succeeds to all the rights and obligations of the assigning institution and becomes a lender under the credit agreement with respect to the debt obligation. A participation typically results in a contractual relationship only with the institution participating out the interest, not with the Borrower. Sellers of participations typically include banks, broker-dealers, other financial institutions and lending institutions. The Adviser has adopted best execution procedures and guidelines which seek to mitigate credit and counterparty risk in the atypical situation when the Fund must acquire a Loan through participation.

The Fund invests in CLOs. A CLO is a financing company (generally called a special purpose vehicle (“SPV”)), created to reapportion the risk and return characteristics of a pool of assets. While the assets underlying a CLO are typically secured Loans, the assets may also include (i) unsecured loans, (ii) debt securities that are rated below investment grade, and (iii) equity securities incidental to investments in secured Loans. When investing in CLO securities, the Fund will not invest in equity tranches, which are the lowest tranche. However, the Fund may invest in lower tranches of CLO debt securities, which typically experience a lower recovery, greater risk of loss or deferral or non-payment of interest than more senior debt tranches of the CLO. In addition, the Fund intends to invest in CLO securities consisting primarily of individual secured Loans of Borrowers and not repackaged CLO securities from other high risk pools. The underlying secured Loans purchased by CLOs are generally performing at the time of purchase but may become non-performing, distressed or defaulted. CLOs with underlying assets of non-performing, distressed or defaulted loans are not contemplated to comprise a significant portion of the Fund’s investments in CLOs. The key feature of the CLO structure is the prioritization of the cash flows from a pool of debt securities among the several classes of the CLO. The SPV is a company founded solely for the purpose of securitizing payment claims arising out of this diversified asset pool. On this basis, marketable securities are issued by the SPV which, due to the diversification of the underlying risk, generally represent a lower level of risk than the original assets. The redemption of the securities issued by the SPV typically takes place on a date earlier then legal maturity from a refinancing of the senior debt tranches.

The Fund may invest up to 20% of its Managed Assets in securities of other open- or closed-end investment companies, including exchange-traded funds (“ETFs”), net of other permissible investments in this 20% basket, to the extent that such investments are permissible under the 1940 Act, including interpretations or modifications by the Securities and Exchange Commission (“SEC”). ETFs are pooled investment vehicles that are often designed to provide investment results corresponding to an index. These indexes may be either broad-based, sector or international. ETFs shares usually are units of beneficial interest in an investment trust or represent undivided ownership interests in a portfolio of securities (or commodities), in each case with respect to a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis. The Fund may invest in other investment companies to gain broad market or sector exposure, including during periods when it has large amounts of uninvested cash (such as the period shortly after the Fund receives subscription proceeds from the offering of its common shares), or when the Adviser believes share prices of other investment companies offer attractive values or as part of the Adviser’s liquidity management for purposes of meeting repurchase requests. The Fund may invest in investment companies that are advised or sub-advised by the Adviser or its affiliates to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC. As a shareholder in an investment company, the Fund will bear its ratable share of that investment company’s expenses and would remain subject to payment of the Fund’s management fees (except with respect to investments in affiliated investment companies) and other expenses with respect to assets so invested. Common shareholders would therefore be subject to duplicative expenses to the extent the Fund invests in other investment companies.

NOTE 4. LEVERAGE

The Fund entered into a Credit Agreement (the "Agreement") with a syndicate of lenders party thereto to borrow money pursuant to a one-year revolving line of credit ("Leverage Facility") dated January 18, 2018, as amended on June 22, 2018, as amended August 16, 2018, as amended and restated on October 23, 2018 and as further amended and restated on December 28, 2018 to borrow up to an aggregate limit of $225,000,000 under two loan tranches, Tranche A and Tranche B. The Tranche A commitment allows for borrowings up to $200,000,000. The Tranche B commitment allows for borrowings for temporary purposes up to $25,000,000 and has a swing line sub facility equal to the aggregate amount of the commitments under Tranche B (currently $25,000,000). Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate of (a) 0.85% above LIBOR for each Tranche A Loan, with LIBOR measured for the period commencing on the date of the making of such LIBOR loan (or the last date upon which any other loan was converted to, or continued as, such LIBOR loan) and ending on the numerically corresponding day in the calendar month that is one (1), three (3), six (6) or nine (9) months thereafter, as the Fund may elect, or such other periods as the lender may agree in its sole and absolute discretion and (b) 0.90% above LIBOR with respect to each Tranche B Loan and each swing line loan, with LIBOR measured for the period commencing on the date of the making of such LIBOR loan (or the last date upon which any other loan was converted to, or continued as, such LIBOR loan) and ending on the numerically corresponding day in the calendar month that is one (1) month thereafter. Under the terms of the Agreement, the Fund must pay a commitment fee on any undrawn amounts. The commitment fee payable is (a) 0.25%, subject to a stepdown to 0.15% depending on utilization, on the undrawn amounts for Tranche A loans and (b) 0.15% for Tranche B loans. Interest and fees are payable quarterly. The Fund may elect to extend the Agreement for a further period with the consent of the lending bank. At December 31, 2018, the Fund had borrowings outstanding under its Leverage Facility of $161,000,000, at an interest rate of 3.32%. Due to the short term nature of the Agreement, face value approximates fair value at December 31, 2018. For the days leverage was drawn during the period ended December 31, 2018, the average borrowings under the Fund’s Leverage Facility and the average interest rate was $147,956,522 and 3.16%, respectively.

Under the Agreement, the Fund has agreed to certain covenants and additional investment limitations while the leverage is outstanding. The Fund agreed to maintain asset coverage of three times over borrowings. Compliance with the investment restrictions and calculations are performed by the Fund's custodian, The Bank of New York Mellon.

The use of borrowings to leverage the common shares of the Fund can create risks. Changes in the value of the Fund's portfolio, including securities bought with the proceeds of leverage, are borne entirely by the holders of common shares of the Fund. All costs and expenses related to any form of leverage used by the Fund are borne entirely by common shareholders. If there is a net decrease or increase in the value of the Fund's investment portfolio, the leverage may decrease or increase, as the case may be, the NAV per common share to a greater extent than if the Fund did not utilize leverage.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this Report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Blackstone / GSO Floating Rate Enhanced Income Fund

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chief Executive Officer and President

Date:	March 1, 2019

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	March 1, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Daniel H. Smith, Jr.
Daniel H. Smith, Jr. (Principal Executive Officer)
Chief Executive Officer and President

Date:	March 1, 2019

By:	/s/ Doris Lee-Silvestri
Doris Lee-Silvestri (Principal Financial Officer)
Treasurer and Chief Financial Officer

Date:	March 1, 2019

-3-